Right of use assets and lease liabilities	6 Months Ended
Jun. 30, 2023
Right of use assets and lease liabilities
Right of use assets and lease liabilities

9.Right of use assets and lease liabilities

For the six months ended June 30, 2023, the Company entered into new lease agreements for €208,000 (2022: €0.6 million). On top of that an existing lease contract has been extended for 15 years, resulting in an increase of the RoU asset and lease liability with €0.7 million. The repayments of lease liabilities amounted to €395,000 (2022: €317,000). The depreciations on the right of use assets amounted to €369,000 and €338,000 for the six months ended June 30, 2023, and 2022, respectively.